UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            360 Global Capital, LLC
Address:         529 Fifth Avenue, 8th Floor
                 New York, NY 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Duncan Huyler
Title:   Chief Financial Officer
Phone:   212-946-3555

Signature, Place, and Date of Signing:
 /s/ DUNCAN HUYLER                   New York, NY          February 9, 2011
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:     $91,487
                                          (thousands)

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORPORATION
  CMN CLASS A                       COMMON           29912201     3,523   68229    SH         SOLE                68229
ARVINMERITOR INC CMN                COMMON           43353101     1,730   84300    SH         SOLE                84300
CANADIAN NATIONAL RAILWAY CO. CMN   COMMON CL A      136375102-a  1,336   20100    SH         SOLE                20100
CANADIAN PACIFIC RAILWAY LTD CMN    COMMON           13645T100    1,225   18900    SH         SOLE                18900
CROWN CASTLE INTL CORP
  COMMON STOCK                      COMMON           228227104    3,804   86800    SH         SOLE                86800
CSX CORPORATION CMN                 COMMON           126408103    1,292   20000    SH         SOLE                20000
DANA HOLDING CORPORATION CMN        COMMON           235825205    2,034  118200    SH         SOLE               118200
DELTA AIR LINES, INC. CMN           COMMON NEW       247361702    4,791  380200    SH         SOLE               380200
DIGITALGLOBE, INC. CMN              COMMON NEW       25389M877    3,939  124212    SH         SOLE               124212
DIRECTV CMN                         COMMON CL A      25490A101    4,257  106600    SH         SOLE               106600
DISCOVERY COMMUNICATIONS, INC.
  CMN SERIE                         COMMON SER A     25470F104    1,731   41500    SH         SOLE                41500
GENERAL MOTORS COMPANY CMN          COMMON           37045V100    4,733  128400    SH         SOLE               128400
LEAR CORPORATION CMN                COMMON NEW       521865204    4,398   44550    SH         SOLE                44550
LIBERTY GLOBAL INC CMN CLASS A      COMMON SER A     530555101    3,648  103100    SH         SOLE               103100
LIBERTY MEDIA-STARZ SER A
  TRACKING STOCK                    COMMON A         53071M708    3,167   47644    SH         SOLE                47644
LYONDELLBASELL INDUSTRIES N.V.
  CMN CLASS                         COMMON SHS -A-   N53745100    2,171   63100    SH         SOLE                63100
MILLICOM INTL CELLULAR S.A. CMN     COMMON SHS NEW   L6388F110    5,912   61843    SH         SOLE                61843
NII HOLDINGS, INC. CMN CLASS B      COMMON CL B NEW  62913F201    5,442  121864    SH         SOLE               121864
NORFOLK SOUTHERN CORPORATION CMN    COMMON           655844108    1,294   20600    SH         SOLE                20600
POTASH CORP. OF SASKATCHEWAN CMN    COMMON           73755L107    3,391   21900    SH         SOLE                21900
SBA COMMUNICATIONS CORP CMN         COMMON           78388J106    3,547   86640    SH         SOLE                86640
TRW AUTOMOTIVE HOLDINGS CORP CMN    COMMON           87264S106    2,509   47600    SH         SOLE                47600
UNITED CONTINENTAL HOLDING INC CMN  COMMON           910047109    2,368  236600    SH         SOLE               236600
US AIRWAYS GROUP INC CMN            COMMON           90341W108    4,261  178900    SH         SOLE               178900
VIVO PARTICIPACOES SA SPONSORED     COMMON SPON
  ADR CMN                           ADR PFD NEW      92855S200    2,915   89450    SH         SOLE                89450
WABASH NATIONAL CORP. CMN           COMMON           929566107      756   63800    SH         SOLE                63800
TELECOMUNICACOES DE SAO PAULO       COMMON SPON
  *S.A. ADR                         ADR PFD          87929A102    6,237  254900    SH         SOLE               254900
TIM PARTICIPACOES SA SPONSORED      COMMON SPON
  ADR LNKD                          ADR PFD          88706P106    5,076  148681    SH         SOLE               148681